Operating Lease (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 16, 2024	Jul. 01, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Operating Lease
Lease payment	$ 8,729	$ 8,495	$ 30,000	$ 121,000	$ 74,000	$ 205,000	$ 260,000	$ 230,000
Incremental borrowing rate	6.83%	5.65%